THIRD QUARTER REPORT

[MORGAN STANLEY LOGO]

The Thai Fund, Inc.

SEPTEMBER 30, 2001

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

THE THAI FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs                          William G. Morton, Jr.
CHAIRMAN OF THE BOARD OF DIRECTORS       DIRECTOR

Ronald E. Robison                        Michael Nugent
PRESIDENT AND DIRECTOR                   DIRECTOR

John D. Barrett II                       Fergus Reid
DIRECTOR                                 DIRECTOR

Thomas P. Gerrity                        Stefanie V. Chang
DIRECTOR                                 VICE PRESIDENT

Gerard E. Jones                          Lorraine Truten
DIRECTOR                                 VICE PRESIDENT

Joseph J. Kearns                         Joseph P. Stadler
DIRECTOR                                 VICE PRESIDENT AND TREASURER

Vincent R. McLean                        Mary E. Mullin
DIRECTOR                                 SECRETARY

C. Oscar Morong, Jr.                     Belinda A. Brady
DIRECTOR                                 ASSISTANT TREASURER

U.S. INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

THAI INVESTMENT ADVISER
The Mutual Fund Public Company Limited.
30th-32nd Floor, Lake Rajada Building
193-195 Ratchadaphisek Road
Khlong-Toey, Bangkok 10110 Thailand

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIANS
The Thai Farmers Bank Public Company Limited
1 Soi Thai Farmers
Ratburana Road, Ratburana
Bangkok, Thailand

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                                             THE THAI FUND, INC.
                                                             OVERVIEW

LETTER TO SHAREHOLDERS

For the nine months ended September 30, 2001, The Thai Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 2.80% compared to -13.08% for the U.S. dollar adjusted Securities Exchange of Thailand (SET) Index (the "Index"). For the period from the Fund's commencement of operations on February 16, 1988 through September 30, 2001, the Fund's cumulative total return, based on net asset value per share, was -38.25% compared to -59.31% for the Index. On September 30, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $2.90, representing a 5.5% discount to the Fund's net asset value per share.

MARKET REVIEW

The third quarter was a volatile period for the Thai stock market. Nervous investors were selling ahead of the verdict by the Constitutional Court, fearing that Prime Minister Thaksin may be required to step down from office if found guilty of intentionally concealing his assets. The subsequent acquittal brought cheers to the market and the Shin Group of stocks outperformed after gaining approvals for stock-splits from the authorities. However, the banks and the export-oriented stocks declined sharply post the tragic incidents on September 11, leading the SET Index to fall 14.1% during the third quarter.

Thailand's real gross domestic product (GDP) grew by a better-than-expected rate of 1.9% during the second quarter, versus a consensus of 1.2%. A technical recession was averted by strong domestic consumption, which rose by 3.5% during the third quarter and accounted for 57% of the country's GDP. Following the attacks on September 11, the government lowered its GDP forecast for 2001 to 1.5%, compared to last year's growth of 4.4%. The revision was due to projections of lower export and tourism receipts.

On the corporate front, the consumer stocks continued to do well. On the other hand, the banks continued to report an increase in non-performing loan levels and higher provisions. Meanwhile, the Prime Minister relieved Deputy Transport and Communications Minister of his supervisory power after two bomb threats within the first week of September.

MARKET OUTLOOK

Private spending has helped to spur growth while the export sector waits for a recovery in global demand. External event risk and its effects on consumer sentiments cloud the outlook for the Thai market in the near term. Meanwhile, we expect to maintain our preference for telecommunications and property stocks in the Fund.

Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
PRESIDENT AND DIRECTOR

October 2001

--------------------------------------------------------------------------------
ON OCTOBER 18, 2001, THE FUND'S BY-LAWS WERE AMENDED TO CHANGE THE RETIREMENT AGE FOR ITS DIRECTORS TO 72 FROM 73.

                                                  THE THAI FUND, INC.
                                                  SEPTEMBER 30, 2001 (UNAUDITED)

Investment Summary
Historical Information

                                                                                     TOTAL RETURN (%)
                                                ------------------------------------------------------------------------------------
                                                       MARKET VALUE(1)            NET ASSET VALUE(2)                INDEX (3)
                                                ------------------------------------------------------------------------------------
                                                                   AVERAGE                     AVERAGE                     AVERAGE
                                                    CUMULATIVE      ANNUAL      CUMULATIVE      ANNUAL      CUMULATIVE      ANNUAL
                                                    ----------     -------      ----------     -------      ----------     -------
Year to Date                                            8.04%           --          2.80%           --         -13.08%           --
One Year                                              -30.26        -30.26%         0.38          0.38%        -17.92        -17.92%
Five Year                                             -85.91        -32.43        -84.91        -31.50         -87.52        -34.05
Ten Year                                              -71.53        -11.80        -64.51         -9.84         -79.62        -14.70
Since Inception*                                      -41.67         -3.88        -38.25         -3.48         -59.31         -6.39

Past performance is not predictive of future performance.

[CHART]

RETURNS AND PER SHARE INFORMATION

                                                                YEAR ENDED DECEMBER 31,                                        NINE
                                --------------------------------------------------------------------------------------------  MONTHS
                                                                                                                              ENDED
                                                                                                                             SEPTEM-
                                                                                                                             BER 30,
                                1991      1992      1993       1994      1995      1996     1997     1998     1999    2000     2001
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share     $ 15.41   $ 20.69   $ 39.42    $ 28.30   $ 24.89   $ 15.63   $ 3.81   $ 3.80  $ 5.71  $ 2.99  $ 3.07

Market Value Per Share        $ 16.25   $ 18.75   $ 36.88    $ 22.38   $ 22.38   $ 16.38   $ 5.25   $ 5.88  $ 7.81  $ 2.69  $ 2.90

Premium/(Discount)                5.5%     -9.4%     -6.4%     -20.9%    -10.1%      4.8%    37.8%    54.7%   36.8%  -10.0%  -5.54%

Income Dividends              $  0.21        --   $  0.36    $  0.35   $  0.11   $  0.32   $ 0.11   $ 0.19      --  $ 0.02  $ 0.00**

Capital Gains Distributions   $  0.47        --   $  0.51    $  4.62   $  3.38   $  0.08   $ 0.12       --      --      --      --

Fund Total Return(2)            23.08%    34.26%    98.90%    -10.40%+   -0.10%   -35.93%  -75.17%    2.88%  50.26% -47.33%   2.80%

Index Total Return(3)           15.80%    24.71%    88.40%    -17.76%    -6.11%   -36.25%  -75.54%   22.43%  32.41% -51.73% -13.08%


(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The U.S. dollar adjusted Securities Exchange of Thailand (SET) Index is a capitalization weighted index of all stocks traded on the Stock Exchange of Thailand, expressed in U.S. dollars.
(*)  The Fund commenced operations on February 16, 1988.
(**) Amount is less than U.S.$0.01.
(+) This return does not include the effect of the rights issued in connection with the Rights Offering. Foreign investing involves certain risks, including currency fluctuations and controls, restrictions on foreign investments, less governmental supervision and regulation, less liquidity and the potential for market volatility and political instability.

PORTFOLIO SUMMARY

[CHART]

ALLOCATION OF TOTAL INVESTMENTS
Equity Securities                           97.0%
Short-Term Investments                       3.0

[CHART]

INDUSTRIES
Wireless Telecommunication Services         15.6%
Banks                                       14.0
Construction Materials                      10.1
Oil & Gas                                    8.6
Food Products                                8.4
Media                                        7.2
Diversified Telecommunication Services       6.9
Electronic Equipment & Instruments           4.8
Textiles & Apparel                           3.0
Multiline Retail                             2.8
Other                                       18.6

TEN LARGEST HOLDINGS

                                         PERCENT OF
                                         NET ASSETS
---------------------------------------------------
 1.  Advanced Information Service PCL       12.0%
 2.  PTT Exploration & Production PCL        8.6
 3.  Bangkok Bank PCL                        7.5
 4.  BEC World PCL                           7.0
 5.  Charoen Pokphand Foods PCL              5.8
 6.  Siam City Cement PCL                    5.6
 7.  Siam Cement PCL                         4.4
 8.  Shinawatra Satellite PCL                4.3
 9.  Thai Farmers Bank PCL                   4.1
10.  Shin Corp., PCL                         3.6
                                            ----
                                            62.9%
                                            ====

                                                  THE THAI FUND, INC.
                                                  STATEMENT OF NET ASSETS
                                                  SEPTEMBER 30, 2001 (UNAUDITED)
STATEMENT OF NET ASSETS

                                                                         VALUE
                                                 SHARES                  (000)
------------------------------------------------------------------------------
THAI INVESTMENT PLAN (100.6%)
==============================================================================
THAI COMMON STOCKS (97.5%)
(UNLESS OTHERWISE NOTED)
==============================================================================
AIRLINES (0.5%)
  Thai Airways International PCL                537,200              $     214
==============================================================================
BANKS (14.0%)
  Bangkok Bank PCL                            4,333,750                  3,047
  Siam Commercial Bank PCL                      822,000                    277
  Siam Commercial Bank PCL (Foreign)          2,041,900                    677
  Thai Farmers Bank PCL                       5,170,800                  1,687
------------------------------------------------------------------------------
                                                                         5,688
==============================================================================
BEVERAGES (2.7%)
  Serm Suk PCL                                  334,500                  1,099
==============================================================================
CHEMICALS (2.5%)
  National Petrochemical PCL                  1,526,300                  1,030
==============================================================================
CONSTRUCTION MATERIALS (10.1%)
  Siam Cement PCL                               547,245                  1,798
  Siam City Cement PCL                          250,400                  2,298
------------------------------------------------------------------------------
                                                                         4,096
==============================================================================
DIVERSIFIED FINANCIALS (2.7%)
  National Finance & Securities PCL           6,159,900                  1,109
==============================================================================
DIVERSIFIED TELECOMMUNICATION SERVICES (6.9%)
  Shinawatra Satellite PCL                    2,903,475                  1,764
  TelecomAsia PCL                             5,136,700                  1,063
------------------------------------------------------------------------------
                                                                         2,827
==============================================================================
ELECTRIC UTILITIES (2.2%)
  Electricity Generating PCL                  1,169,900                    882
==============================================================================
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.8%)
  Delta Electronics Inc. (Thailand) PCL         375,639                  1,428
  Hana Microelectronics PCL                     528,800                    541
------------------------------------------------------------------------------
                                                                         1,969
==============================================================================
FOOD PRODUCTS (8.4%)
  Charoen Pokphand Foods PCL                 19,666,960                  2,345
  Thai Union Frozen Products PCL                760,400                  1,086
------------------------------------------------------------------------------
                                                                         3,431
==============================================================================
HOUSEHOLD DURABLES (1.5%)
  Land & Houses PCL                             781,800                    616
==============================================================================
INDUSTRIAL CONGLOMERATES (0.0%)
  Thai Rung Textile PCL                             958                     --@
==============================================================================
INSURANCE (2.1%)
  Bangkok Insurance PCL                         248,100                    876
==============================================================================
MEDIA (7.2%)
  BEC World PCL                                 557,900                  2,837
  United Broadcasting Corp. PCL                 604,600                     83
------------------------------------------------------------------------------
                                                                         2,920
==============================================================================
MULTILINE RETAIL (2.8%)
  Big C Supercenter PCL                       1,014,300                    451
  Siam Makro PCL                                762,700                    682
------------------------------------------------------------------------------
                                                                         1,133
==============================================================================
OIL & GAS (8.6%)
  PTT Exploration & Production PCL            1,425,300                  3,495
==============================================================================
TEXTILES & APPAREL (3.0%)
  Thai Wacoal PCL                               347,013                  1,222
==============================================================================
TRANSPORTATION INFRASTRUCTURE (1.9%)
  Bangkok Expressway PCL                      3,920,300                    785
==============================================================================
WIRELESS TELECOMMUNICATION SERVICES (15.6%)
  Advanced Information  Service PCL             472,300                  4,888
  Shin Corp., PCL                             4,090,000                  1,472
------------------------------------------------------------------------------
                                                                         6,360
==============================================================================
TOTAL THAI COMMON STOCKS
  (Cost $57,246)                                                        39,752
==============================================================================

                                                NO. OF
                                               WARRANTS
------------------------------------------------------------------------------
WARRANTS (0.1%)
------------------------------------------------------------------------------
BANKS (0.1%)
  Siam Commercial Bank PCL,
    expiring 10/05/02
  (Cost $--@)                                 1,687,800                     34
==============================================================================
                                                 FACE
                                                AMOUNT
                                                 (000)
==============================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (2.8%)
(INTEREST BEARING DEMAND ACCOUNT)
==============================================================================
  Thai Baht
  (Cost $1,127)                            THB   50,734                  1,141
==============================================================================

                                                 FACE
                                                 AMOUNT                  VALUE
                                                 (000)                   (000)
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.2%)
==============================================================================
REPURCHASE AGREEMENTS (0.2%)
  J.P. Morgan Securities, Inc., 2.50%,
    dated 9/28/01, due 10/1/01
  (Cost $75)                                   $  75(a)               $     75
==============================================================================
TOTAL THAI INVESTMENT PLAN (100.6%)
  (Cost $58,448)                                                        41,002
==============================================================================
                                                 AMOUNT
                                                  (000)
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(-0.6%)
==============================================================================
  Other Assets                                       32
  Liabilities                                      (259)                  (227)
==============================================================================
NET ASSETS (100%)
  Applicable to 13,269,269, issued and outstanding
    $ 0.01 par value shares (30,000,000 shares
    authorized)                                                       $ 40,775
==============================================================================
NET ASSET VALUE PER SHARE                                             $   3.07
==============================================================================

(a) -- The repurchase agreement is fully collateralized by U.S.
government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
 @  -- Value is less than $500.

==============================================================================
SEPTEMBER 30, 2001 EXCHANGE RATES:
------------------------------------------------------------------------------
THB  Thai Baht                                    44.45 =  $   1.00
------------------------------------------------------------------------------